Financial Instruments - maturity analysis - Contractual Maturity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Contractual maturity period for undiscounted cash flows	20 years
Threshold period for principal amounts of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
Threshold period for interest payments of financial liabilities to be excluded from contractual maturity for cash outflows	20 years
Financial Assets	£ 723,039	£ 694,235
Financial Liabilities	679,483	647,745
0-3 months | Financial assets
Financial instruments
Undiscounted cash flows, assets	145,421	151,332
0-3 months | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	96,523	108,196
0-3 months | Cash and balances at central banks
Financial instruments
Undiscounted cash flows, assets	77,858	88,897
0-3 months | Settlement balances
Financial instruments
Undiscounted cash flows, assets	4,387	2,928
0-3 months | Loans to banks
Financial instruments
Undiscounted cash flows, assets	9,659	11,920
0-3 months | Other financial assets
Financial instruments
Undiscounted cash flows, assets	4,619	4,451
0-3 months | Loans to customers
Financial instruments
Undiscounted cash flows, assets	48,793	42,953
0-3 months | Finance lease
Financial instruments
Undiscounted cash flows, assets	72	143
0-3 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	33	40
0-3 months | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	376,700	365,571
0-3 months | Total maturing liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	18,278	14,502
0-3 months | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	7,269	7,417
0-3 months | Settlement Balances and other liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	4,069	3,066
0-3 months | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	4,810	1,736
0-3 months | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	21	131
0-3 months | Other liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,109	2,152
0-3 months | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	358,359	351,054
0-3 months | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	54
0-3 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	9	15
0-3 months | Guarantees and Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	119,985	120,795
0-3 months | Guarantees
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,757	3,952
0-3 months | Commitments
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	117,228	116,843
3-12 months | Financial assets
Financial instruments
Undiscounted cash flows, assets	44,080	40,507
3-12 months | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	7,676	8,322
3-12 months | Loans to banks
Financial instruments
Undiscounted cash flows, assets	1,032	925
3-12 months | Other financial assets
Financial instruments
Undiscounted cash flows, assets	6,644	7,397
3-12 months | Loans to customers
Financial instruments
Undiscounted cash flows, assets	36,108	31,719
3-12 months | Finance lease
Financial instruments
Undiscounted cash flows, assets	289	368
3-12 months | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	7	98
3-12 months | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	19,095	16,028
3-12 months | Total maturing liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	10,160	7,884
3-12 months | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,017	21
3-12 months | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	7,602	7,226
3-12 months | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	541	637
3-12 months | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	8,773	8,114
3-12 months | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	140
3-12 months | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	22	30
More than 1 year but less than 3 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	88,232	80,869
More than 1 year but less than 3 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	16,292	14,244
More than 1 year but less than 3 years | Loans to banks
Financial instruments
Undiscounted cash flows, assets	5	106
More than 1 year but less than 3 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	16,287	14,138
More than 1 year but less than 3 years | Loans to customers
Financial instruments
Undiscounted cash flows, assets	70,957	65,486
More than 1 year but less than 3 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	920	955
More than 1 year but less than 3 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	63	184
More than 1 year but less than 3 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	28,909	27,806
More than 1 year but less than 3 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	26,441	25,985
More than 1 year but less than 3 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	11,297	13,785
More than 1 year but less than 3 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	11,849	10,724
More than 1 year but less than 3 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	3,295	1,476
More than 1 year but less than 3 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,105	1,727
More than 1 year but less than 3 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	313
More than 1 year but less than 3 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	50	94
More than 3 years but less than 5 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	62,273	63,213
More than 3 years but less than 5 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	9,857	11,279
More than 3 years but less than 5 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	9,857	11,279
More than 3 years but less than 5 years | Loans to customers
Financial instruments
Undiscounted cash flows, assets	51,667	51,319
More than 3 years but less than 5 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	646	520
More than 3 years but less than 5 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	103	95
More than 3 years but less than 5 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	19,554	21,242
More than 3 years but less than 5 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	19,243	21,193
More than 3 years but less than 5 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	38	2,003
More than 3 years but less than 5 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	13,935	11,658
More than 3 years but less than 5 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	5,270	7,532
More than 3 years but less than 5 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	22	14
More than 3 years but less than 5 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	249
More than 3 years but less than 5 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	40	35
5-10 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	83,077	78,853
5-10 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	15,766	11,826
5-10 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	15,766	11,826
5-10 years | Loans to customers
Financial instruments
Undiscounted cash flows, assets	66,453	66,149
5-10 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	802	829
5-10 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	56	49
5-10 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	10,292	11,112
5-10 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	9,753	11,053
5-10 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	9,426	9,316
5-10 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	327	1,737
5-10 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	23	6
5-10 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	457
5-10 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	59	53
10-20 years | Financial assets
Financial instruments
Undiscounted cash flows, assets	84,950	82,321
10-20 years | Total maturing assets
Financial instruments
Undiscounted cash flows, assets	5,081	2,744
10-20 years | Other financial assets
Financial instruments
Undiscounted cash flows, assets	5,081	2,744
10-20 years | Loans to customers
Financial instruments
Undiscounted cash flows, assets	79,174	78,902
10-20 years | Finance lease
Financial instruments
Undiscounted cash flows, assets	653	641
10-20 years | Derivative held for hedging
Financial instruments
Undiscounted cash flows, assets	42	34
10-20 years | Financial liabilities
Financial instruments
Undiscounted cash flows, liabilities	2,662	3,581
10-20 years | Total maturing liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	2,028	3,510
10-20 years | Bank deposits
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities		59
10-20 years | Other financial liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	328	2,029
10-20 years | Subordinated Liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	1,700	1,422
10-20 years | Customer accounts
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	17	26
10-20 years | Lease liabilities
Financial instruments
Undiscounted cash flows, non-derivative financial liabilities	571
10-20 years | Derivatives held for hedging
Financial instruments
Undiscounted cash flows, derivative financial liabilities	46	45
Held-for-trading | Financial Assets and Liabilities, Category | Financial liabilities
Financial instruments
Financial Liabilities	220,800	201,200
FVTPL | Financial Assets and Liabilities, Category | Financial assets
Financial instruments
Financial Assets	£ 227,300	£ 209,700